Nature of Operations and Going Concern - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Operating cash flows			$ 13,823	$ 29,647
Working capital	$ 35,000		35,000		$ 96,100
Accumulated deficit	1,090,703		1,090,703		$ 1,074,167
Net loss from continuing operations	$ (6,491)	$ (12,597)	$ (17,874)	$ (26,599)